Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Schedule of Valuation and Qualifying Accounts [Table Text Block]
	Balance at	Charged	Charged to	Deductions		Balance
	beginning	(credited)	other	(additions)		at end
	of period	to income	accounts	to reserve		of period
Year-ended March 31, 2024:
Allowance for doubtful accounts	$34	$289	$-	$270	(a)	$53
Income tax valuation allowance	$5,007	$(123)	$-	$-		$4,884

Year-ended March 31, 2025:
Allowance for doubtful accounts	$53	$(128)	$-	$(146)	(a)	$71
Income tax valuation allowance	$4,884	$(1,165)	$-	$-		$3,719

Year-ended March 31, 2026:
Allowance for doubtful accounts	$71	$(18)	$-	$-		$53
Income tax valuation allowance	$3,719	$(1,391)	$-	$-		$2,328